T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  1.5%
Diversified Telecommunication Services  0.0%
GCI Liberty, Class A, EC (1)(2) 547,999 —
—
Entertainment  0.7%
IMAX (1) 392,600 12,858
Liberty Media Corp-Liberty Live, Class C (1) 283,419 27,483
TKO Group Holdings  85,837 17,335
57,676
Interactive Media & Services  0.2%
Cargurus (1) 229,900 8,559
Cars.com (1) 563,839 6,890
15,449
Media  0.6%
DoubleVerify Holdings (1) 1,475,580 17,678
Magnite (1) 448,734 9,773
Nexstar Media Group  107,367 21,231
48,682
Total Communication Services 121,807
CONSUMER DISCRETIONARY  12.8%
Automobile Components  1.5%
Dorman Products (1) 236,262 36,829
Modine Manufacturing (1) 407,500 57,930
Visteon  247,409 29,654
124,413
Broadline Retail  0.2%
Ollie's Bargain Outlet Holdings (1) 150,051 19,267
19,267
Diversified Consumer Services  3.7%
Adtalem Global Education (1) 327,323 50,555
Duolingo (1) 58,835 18,935
Frontdoor (1) 586,585 39,471
Grand Canyon Education (1) 248,311 54,509
H&R Block  625,773 31,645
Laureate Education (1) 1,155,563 36,447
Stride (1)(3) 367,697 54,765
Universal Technical Institute (1) 716,023 23,307
309,634

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure  4.0%
Boyd Gaming  426,556 36,876
Brinker International (1) 138,335 17,524
Cava Group (1) 87,500 5,286
Churchill Downs  123,249 11,956
Domino's Pizza  25,013 10,798
Dutch Bros, Class A (1) 638,756 33,433
Hilton Grand Vacations (1) 393,287 16,443
Light & Wonder (1) 590,585 49,574
Planet Fitness, Class A (1) 680,500 70,636
Red Rock Resorts, Class A  195,974 11,966
Travel + Leisure  246,875 14,687
United Parks & Resorts (1)(3) 168,935 8,734
Wingstop  209,471 52,720
340,633
Household Durables  1.6%
Cavco Industries (1) 74,124 43,046
Green Brick Partners (1) 426,959 31,535
Installed Building Products  143,130 35,305
SharkNinja (1) 68,400 7,056
TopBuild (1) 46,020 17,987
134,929
Leisure Products  0.2%
Mattel (1) 869,362 14,631
14,631
Specialty Retail  1.0%
Abercrombie & Fitch, Class A (1) 402,189 34,407
Asbury Automotive Group (1) 54,976 13,439
Boot Barn Holdings (1) 25,500 4,226
Build-A-Bear Workshop (3) 83,200 5,426
Group 1 Automotive  64,155 28,068
85,566
Textiles, Apparel & Luxury Goods  0.6%
Birkenstock Holding (1) 558,854 25,288
Crocs (1) 156,147 13,046
Deckers Outdoor (1) 103,493 10,491
48,825
Total Consumer Discretionary 1,077,898

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  2.4%
Beverages  0.2%
Coca-Cola Consolidated  159,488 18,686
18,686
Consumer Staples Distribution & Retail  0.6%
Casey's General Stores  35,269 19,938
Performance Food Group (1) 83,907 8,730
PriceSmart  142,915 17,320
Sprouts Farmers Market (1) 70,449 7,665
53,653
Food Products  0.9%
Post Holdings (1) 403,835 43,404
Simply Good Foods (1) 444,931 11,043
Vital Farms (1) 494,605 20,353
74,800
Personal Care Products  0.7%
elf Beauty (1) 344,574 45,649
Interparfums  148,967 14,656
60,305
Total Consumer Staples 207,444
ENERGY  4.1%
Energy Equipment & Services  1.2%
TechnipFMC  1,660,063 65,490
Weatherford International  575,909 39,409
104,899
Oil, Gas & Consumable Fuels  2.9%
Centrus Energy, Class A (1)(3) 115,747 35,890
Expand Energy  128,987 13,703
Gulfport Energy (1) 86,287 15,616
Matador Resources  421,176 18,923
Permian Resources  2,377,784 30,436
Range Resources  730,848 27,509
Uranium Energy (1) 3,996,400 53,312
Viper Energy, Class A  1,314,277 50,232
245,621
Total Energy 350,520
FINANCIALS  7.1%
Banks  1.1%
Bancorp (1) 601,031 45,011

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
First BanCorp Puerto Rico  2,165,174 47,742
92,753
Capital Markets  1.8%
Affiliated Managers Group  96,534 23,017
Donnelley Financial Solutions (1) 284,205 14,617
Galaxy Digital, Class A (1)(3) 416,200 14,072
Marex Group  828,088 27,840
StoneX Group (1) 591,668 59,711
TPG  240,700 13,828
153,085
Consumer Finance  0.6%
Enova International (1) 115,707 13,317
FirstCash Holdings  157,395 24,934
Upstart Holdings (1)(3) 233,576 11,866
50,117
Financial Services  2.6%
Equitable Holdings  725,463 36,839
Euronet Worldwide (1) 102,426 8,994
EVERTEC  454,082 15,339
Marqeta, Class A (1) 3,551,938 18,754
Mr. Cooper Group  205,735 43,367
Payoneer Global (1) 6,547,925 39,615
Remitly Global (1) 2,263,317 36,892
Sezzle (1)(3) 84,400 6,712
Shift4 Payments, Class A (1)(3) 179,984 13,931
220,443
Insurance  1.0%
Palomar Holdings (1) 196,103 22,895
Primerica  95,409 26,485
Skyward Specialty Insurance Group (1) 743,368 35,354
84,734
Total Financials 601,132
HEALTH CARE  19.8%
Biotechnology  10.0%
ACADIA Pharmaceuticals (1) 356,143 7,600
ADMA Biologics (1) 1,527,417 22,392
Agios Pharmaceuticals (1) 291,282 11,692
Akero Therapeutics (1) 415,520 19,729
Alkermes (1) 1,042,009 31,260
Amicus Therapeutics (1) 615,577 4,851
Apogee Therapeutics (1) 44,700 1,776

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Arcellx (1) 177,697 14,589
Ascendis Pharma, ADR (1) 78,700 15,646
Avidity Biosciences (1) 630,051 27,451
Beam Therapeutics (1)(3) 648,321 15,735
Bicara Therapeutics (1) 185,500 2,929
Biohaven (1) 621,220 9,324
Bridgebio Pharma (1) 636,762 33,073
Caris Life Sciences (1) 132,721 4,015
Catalyst Pharmaceuticals (1) 503,086 9,911
Celldex Therapeutics (1) 497,727 12,876
Centessa Pharmaceuticals, ADR (1) 529,100 12,831
CG oncology (1) 257,300 10,364
Cytokinetics (1) 446,564 24,543
Denali Therapeutics (1) 1,080,114 15,683
Disc Medicine (1) 202,279 13,367
Dyne Therapeutics (1) 519,273 6,569
Exact Sciences (1) 235,238 12,870
Exelixis (1) 725,635 29,969
Halozyme Therapeutics (1) 551,524 40,449
Immunovant (1) 109,200 1,760
Insmed (1) 161,501 23,258
Ionis Pharmaceuticals (1) 513,146 33,570
Iovance Biotherapeutics (1)(3) 612,521 1,329
Janux Therapeutics (1) 244,900 5,985
Krystal Biotech (1) 74,433 13,140
Kymera Therapeutics (1) 535,974 30,336
Madrigal Pharmaceuticals (1) 59,805 27,430
Mirum Pharmaceuticals (1) 227,632 16,688
Monte Rosa Therapeutics (1)(3) 536,436 3,975
Natera (1) 198,329 31,925
Neurocrine Biosciences (1) 114,173 16,028
Nurix Therapeutics (1) 492,854 4,554
Nuvalent, Class A (1) 326,190 28,209
ORIC Pharmaceuticals (1) 515,101 6,181
Praxis Precision Medicines (1) 241,547 12,802
PTC Therapeutics (1) 303,472 18,624
Replimune Group (1) 1,599,648 6,703
Revolution Medicines (1) 483,081 22,560
Rhythm Pharmaceuticals (1) 219,101 22,127
Scholar Rock Holding (1) 588,247 21,906
Soleno Therapeutics (1) 269,825 18,240
TG Therapeutics (1) 373,900 13,507
Ultragenyx Pharmaceutical (1) 593,769 17,861

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Vaxcyte (1) 151,941 5,473
Vera Therapeutics (1) 419,381 12,187
Viridian Therapeutics (1) 283,900 6,127
Xencor (1) 586,896 6,884
840,863
Health Care Equipment & Supplies  2.8%
CONMED  98,182 4,617
Globus Medical, Class A (1) 748,430 42,863
Haemonetics (1) 247,127 12,045
Lantheus Holdings (1) 551,392 28,281
LeMaitre Vascular  211,096 18,473
Merit Medical Systems (1) 462,282 38,476
Penumbra (1) 138,206 35,010
PROCEPT BioRobotics (1)(3) 142,511 5,086
STERIS  75,569 18,699
TransMedics Group (1) 85,562 9,600
UFP Technologies (1) 128,817 25,712
238,862
Health Care Providers & Services  4.9%
Addus HomeCare (1) 167,759 19,794
BrightSpring Health Services (1) 1,283,000 37,925
Concentra Group Holdings Parent  322,893 6,758
CorVel (1) 218,753 16,936
Encompass Health  383,646 48,731
Ensign Group  422,299 72,960
Guardant Health (1) 493,000 30,803
HealthEquity (1) 449,983 42,645
Hims & Hers Health (1)(3) 310,980 17,639
Option Care Health (1) 1,199,752 33,305
Oscar Health, Class A (1) 531,700 10,065
RadNet (1) 244,479 18,632
Tenet Healthcare (1) 292,660 59,422
415,615
Health Care Technology  0.4%
HeartFlow (1) 132,972 4,476
Waystar Holding (1) 881,755 33,436
37,912
Life Sciences Tools & Services  0.4%
Medpace Holdings (1) 44,587 22,925
Repligen (1) 114,688 15,330
38,255

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  1.3%
Amphastar Pharmaceuticals (1) 189,055 5,038
Axsome Therapeutics (1) 257,200 31,237
Corcept Therapeutics (1) 175,400 14,578
Crinetics Pharmaceuticals (1) 761,828 31,730
Prestige Consumer Healthcare (1) 344,876 21,520
WaVe Life Sciences (1) 406,400 2,975
107,078
Total Health Care 1,678,585
INDUSTRIALS & BUSINESS SERVICES  23.2%
Aerospace & Defense  3.3%
ATI (1) 760,987 61,899
BWX Technologies  121,644 22,427
Carpenter Technology  161,439 39,640
Curtiss-Wright  52,019 28,243
Firefly Aerospace (1) 93,478 2,741
Hexcel  377,953 23,698
Karman Holdings (1) 566,795 40,923
Kratos Defense & Security Solutions (1) 126,700 11,576
Leonardo DRS  402,231 18,261
Moog, Class A  12,500 2,596
Woodward  115,014 29,065
281,069
Air Freight & Logistics  0.2%
GXO Logistics (1) 294,884 15,596
15,596
Building Products  1.3%
AAON (3) 174,587 16,314
CSW Industrials  103,330 25,083
Griffon  288,316 21,955
Simpson Manufacturing  283,370 47,453
110,805
Commercial Services & Supplies  0.8%
Brink's  347,500 40,609
Casella Waste Systems, Class A (1) 99,540 9,444
MSA Safety  119,605 20,581
70,634
Construction & Engineering  4.0%
API Group (1) 1,009,829 34,708
Argan  26,400 7,129
Comfort Systems USA  37,733 31,136

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Dycom Industries (1) 97,140 28,341
EMCOR Group  38,612 25,080
Fluor (1) 200,900 8,452
IES Holdings (1)(3) 40,600 16,145
Primoris Services  315,300 43,300
Sterling Infrastructure (1) 237,814 80,781
Valmont Industries  161,684 62,690
337,762
Electrical Equipment  1.0%
Bloom Energy, Class A (1)(3) 341,400 28,872
NEXTracker, Class A (1) 582,310 43,085
Powell Industries  19,900 6,066
Shoals Technologies Group, Class A (1) 653,092 4,839
82,862
Ground Transportation  0.4%
Saia (1) 108,425 32,458
32,458
Machinery  6.1%
Allison Transmission Holdings  202,514 17,189
Atmus Filtration Technologies  1,201,311 54,167
Crane  191,508 35,264
Esab  536,339 59,931
ESCO Technologies  59,800 12,624
Federal Signal  529,746 63,034
JBT Marel  152,500 21,419
Kadant  140,764 41,889
Mueller Industries  440,204 44,509
RBC Bearings (1) 23,407 9,136
SPX Technologies (1) 377,522 70,514
Toro  226,502 17,259
Watts Water Technologies, Class A  242,734 67,791
514,726
Marine Transportation  0.2%
Kirby (1) 228,435 19,063
19,063
Passenger Airlines  0.1%
Sun Country Airlines Holdings (1) 740,657 8,747
8,747
Professional Services  4.2%
Booz Allen Hamilton Holding  239,339 23,922
Broadridge Financial Solutions  110,102 26,223

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CACI International, Class A (1) 17,506 8,732
ExlService Holdings (1) 1,272,054 56,009
First Advantage (1) 492,750 7,583
FTI Consulting (1) 157,778 25,505
Genpact  727,380 30,470
Huron Consulting Group (1) 139,303 20,445
Legalzoom.com (1) 1,033,500 10,728
Paylocity Holding (1) 86,366 13,756
TriNet Group  166,480 11,136
Upwork (1) 3,386,713 62,891
Verra Mobility (1) 2,169,286 53,581
350,981
Trading Companies & Distributors  1.6%
Applied Industrial Technologies  275,236 71,850
FTAI Aviation  143,657 23,971
SiteOne Landscape Supply (1) 300,843 38,749
134,570
Total Industrials & Business Services 1,959,273
INFORMATION TECHNOLOGY  23.0%
Electronic Equipment, Instruments & Components  5.6%
Badger Meter  132,282 23,623
Bel Fuse, Class B  202,548 28,563
Belden  499,409 60,064
Cognex  728,229 32,989
ePlus  174,672 12,403
Fabrinet (1) 281,722 102,722
Itron (1) 337,956 42,096
Novanta (1) 301,400 30,185
OSI Systems (1) 172,837 43,078
Teledyne Technologies (1) 113,516 66,525
Vontier  655,282 27,502
469,750
IT Services  0.3%
Applied Digital (1)(3) 300,600 6,896
Okta (1) 179,475 16,458
23,354
Semiconductors & Semiconductor Equipment  6.5%
Axcelis Technologies (1) 394,758 38,544
Cirrus Logic (1) 278,495 34,893
Credo Technology Group Holding (1) 377,249 54,931
Entegris  278,898 25,787

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Impinj (1) 133,000 24,040
Lattice Semiconductor (1) 609,871 44,716
MACOM Technology Solutions Holdings (1) 398,180 49,569
MKS  213,356 26,407
Monolithic Power Systems  27,282 25,117
Onto Innovation (1) 336,488 43,481
Photronics (1) 776,383 17,818
Rambus (1) 1,238,962 129,100
Rigetti Computing (1)(3) 811,159 24,164
Veeco Instruments (1) 341,150 10,381
548,948
Software  9.9%
A10 Networks  916,167 16,628
ACI Worldwide (1) 688,658 36,340
Agilysys (1) 297,640 31,326
Alarm.com Holdings (1) 273,299 14,507
Appfolio, Class A (1) 191,848 52,885
Aurora Innovation (1) 2,007,000 10,818
BILL Holdings (1) 709,273 37,570
BlackLine (1) 170,000 9,027
Box, Class A (1) 656,171 21,175
CCC Intelligent Solutions Holdings (1) 4,790,977 43,646
Clearwater Analytics Holdings, Class A (1) 1,655,893 29,839
Commvault Systems (1) 285,237 53,847
Core Scientific (1) 289,400 5,192
CyberArk Software (1) 37,700 18,215
Descartes Systems Group (1) 470,532 44,338
D-Wave Quantum (1)(3) 487,984 12,058
Dynatrace (1) 202,511 9,812
Freshworks, Class A (1) 1,064,800 12,533
InterDigital  326,617 112,758
Manhattan Associates (1) 118,477 24,285
MARA Holdings (1)(3) 950,400 17,354
Monday.com (1) 63,600 12,319
Nutanix, Class A (1) 420,237 31,261
Pegasystems  315,352 18,133
PTC (1) 233,953 47,497
Q2 Holdings (1) 386,999 28,015
Qualys (1) 114,175 15,109
Riot Platforms (1) 356,400 6,782
SoundHound AI, Class A (1)(3) 827,100 13,300
SPS Commerce (1) 143,525 14,947
Teradata (1) 223,100 4,799

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Workiva (1) 302,131 26,007
832,322
Technology Hardware, Storage & Peripherals  0.7%
IonQ (1)(3) 871,694 53,609
Pure Storage, Class A (1) 105,165 8,814
62,423
Total Information Technology 1,936,797
MATERIALS  4.4%
Chemicals  1.9%
Axalta Coating Systems (1) 1,220,769 34,938
Balchem  163,730 24,569
Cabot  331,010 25,173
Element Solutions  263,850 6,641
NewMarket  41,215 34,135
RPM International  286,254 33,744
159,200
Construction Materials  0.8%
Eagle Materials  183,880 42,851
Knife River (1) 330,506 25,406
68,257
Metals & Mining  1.6%
Alamos Gold, Class A (CAD)  198,700 6,926
Alpha Metallurgical Resources (1) 79,193 12,995
Coeur Mining (1) 2,497,600 46,855
MP Materials (1) 533,444 35,778
Warrior Met Coal  476,029 30,294
132,848
Paper & Forest Products  0.1%
Louisiana-Pacific  143,404 12,740
12,740
Total Materials 373,045
REAL ESTATE  1.1%
Health Care Real Estate Investment Trusts  0.3%
American Healthcare REIT, REIT  667,173 28,028
28,028
Hotel & Resort Real Estate Investment Trusts  0.3%
Ryman Hospitality Properties, REIT  239,563 21,462
21,462

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.1%
Rexford Industrial Realty, REIT  229,079 9,417
9,417
Specialized Real Estate Investment Trusts  0.4%
Lamar Advertising, Class A, REIT  160,706 19,673
Smartstop Self Storage REIT, REIT  377,222 14,199
33,872
Total Real Estate 92,779
UTILITIES  0.1%
Electric Utilities  0.1%
Oklo (1) 59,400 6,631
6,631
Water Utilities  0.0%
California Water Service Group  67,000 3,075
3,075
Total Utilities 9,706
Total Common Stocks (Cost $6,238,420) 8,408,986
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 64,324,322 64,324
Total Short-Term Investments (Cost $64,324) 64,324
SECURITIES LENDING COLLATERAL  2.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 245,969,522 245,970
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 245,970
Total Securities Lending Collateral (Cost $245,970) 245,970
Total Investments in Securities  103.2%
(Cost $6,548,714) $ 8,719,280
Other Assets Less Liabilities (3.2)% (274,133)
Net Assets 100.0% $ 8,445,147

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at September 30, 2025.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 1,442 ++
Totals $ — # $ — $ 1,442 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 204,558 ¤ ¤ $ 310,294
Total $ 310,294 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,442 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $310,294.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
U.S. Small-Cap Growth Equity Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F120-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,402,060 $ 6,926 $ — $ 8,408,986
Short-Term Investments 64,324 — — 64,324
Securities Lending Collateral 245,970 — — 245,970
Total $ 8,712,354 $ 6,926 $ — $ 8,719,280